TRADE ACCOUNTS PAYABLE – SUPPLIER FINANCE ARRANGEMENTS - Summary of Tabular Disclosure of Trade Payables Explanatory (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Trade Accounts Payable Supplier Finance Arrangements [Line Items]
Trade and other current payable to trade suppliers	$ 62.9	$ 43.3
Supplier Finance Arrangement
Trade Accounts Payable Supplier Finance Arrangements [Line Items]
Trade and other current payable to trade suppliers	$ 89.8	$ 78.5